DERIVATIVE LIABILITY (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Derivative [Line Items]
Share Price	$ 0.0026	$ 0.01	$ 0.0329
Debt Instrument, Convertible, Conversion Price	$ 0.001365		$ 0.00906
Derivative Liability, Measurement Input term	106 days		174 days
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.00574
Derivative Liability, Measurement Input term		182 days
Maximum [Member]
Derivative [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.015
Derivative Liability, Measurement Input term		287 days
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	143.21	143	143
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input	1.72		0.09
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		0.80
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative Liability, Measurement Input		1.13